Long-Term Investments, Net (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments, Net [Abstract]
Schedule of Breakdown of long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Group:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Long-term investments
Equity securities:
Equity investments without readily determinable fair value using the measurement alternative	14,229	14,229
Equity method investments	18,501	21,618
Equity investments without readily determinable fair value using the NAV practical expedient	3,234	3,234
	35,964	39,081

Schedule of Carrying Value of Equity Investments

The total carrying value of equity investments without readily determinable fair value using the measurement alternative as of June 30, 2026 and December 31, 2025 were as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Initial cost basis	15,500	15,500
Cumulative impairment charges	(1,271)	(1,271)
Carrying value	14,229	14,229